Selling and Distribution	12 Months Ended
Dec. 31, 2016
Selling and Distribution [Abstract]
Selling and Distribution
17.      Selling and Distribution:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year Ended December 31,
	2016	2015	2014

Salaries	$53,507	$52,576	$57,550
Depreciation	14,029	14,990	16,174
Vessel hire charges	22,368	26,422	30,033
Amortization of dry-docking costs	5,995	5,833	5,174
Vessel operating expenses	29,657	29,117	33,447
Bunkers consumption	12,557	16,421	26,464
Storage costs	43,134	39,790	31,686
Broker commissions	4,858	5,789	4,584
Provision for doubtful accounts	2,197	1,992	3,229
Other	13,964	12,148	12,489
Selling and Distribution expenses	$202,266	$205,078	$220,830